Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2021
Registrant Name	dei_EntityRegistrantName	JOHN HANCOCK INVESTMENT TRUST
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Central Index Key	dei_EntityCentralIndexKey	0000022370
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 31, 2022
Document Effective Date	dei_DocumentEffectiveDate	Oct. 31, 2022
(John Hancock Small Cap Core Fund - Classes A, I and R6) | (John Hancock Small Cap Core Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or contingent deferred sales charge (CDSC) waivers (See Appendix 1 - Intermediary sales charge waivers, which includes information about specific sales charge waivers applicable to the intermediaries identified therein). More information about these and other discounts is available from your financial professional and on pages 22 to 24 of the prospectus under “Sales charge reductions and waivers” or pages 123 to 127 of the fund’s Statement of Additional Information under “Sales Charges on Class A and Class C Shares.”

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2023
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 64% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	64.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization companies. The fund considers small-capitalization companies to be those that, at the time of investment, are in the capitalization range of the Russell 2000 Index, with a maximum capitalization of $13.98 billion as of December 31, 2021. The fund generally will not invest in companies that, at the time of purchase, have market capitalizations of $5 billion or more. Equity securities include common and preferred stocks, rights, warrants, and depositary receipts.
The manager emphasizes a fundamental, bottom-up approach to individual stock selection, looking for companies with durable, niche business models with the potential for high returns on capital and that the manager believes are undervalued. Companies are screened based on a number of factors, including balance sheet quality, profitability, liquidity, size, and risk profile.
The fund intends to invest in a number of different sectors based on stock selection and sector weightings may vary significantly from its benchmark. The fund may focus its investments in a particular sector or sectors. The fund may invest up to 10% of its total assets in foreign securities including emerging-market securities and securities of non-U.S. companies traded on a U.S. exchange.
The fund may invest in initial public offerings (IPOs), real estate investment trusts (REITs) or other real estate-related equity securities, and certain exchange-traded funds (ETFs).
The fund normally will invest 10% or less of its total assets in cash and cash equivalents, including repurchase agreements, money market securities, U.S. government securities, and other short-term investments. The fund may invest in derivatives to a limited extent. Derivatives may be used to reduce risk and/or obtain efficient market exposure, and may include futures contracts and foreign currency forward contracts.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund’s investment strategy may not produce the intended results.
During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforeseeable consequences and could adversely affect the fund’s performance or otherwise constrain the fund’s ability to achieve its investment objective.
The fund’s main risks are listed below in alphabetical order, not in order of importance. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.
Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk based on the nature of their support.
Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.
Equity securities risk. The price of equity securities may decline due to changes in a company’s financial condition or overall market conditions. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.
Exchange-traded funds (ETFs) risk. The risks of owning shares of an ETF include the risks of owning the underlying securities the ETF holds. Lack of liquidity in an ETF could result in the ETF being more volatile than its underlying securities. An ETF’s shares could trade at a significant premium or discount to its net asset value (NAV). A fund bears ETF fees and expenses indirectly.
Foreign securities risk. Less information may be publicly available regarding foreign issuers, including foreign government issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets. If applicable, depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk.
Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund’s volatility and could produce disproportionate losses, potentially more than the fund’s principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: foreign currency forward contracts and futures contracts. Foreign currency forward contracts and futures contracts generally are subject to counterparty risk. Derivatives associated with foreign currency transactions are subject to currency risk.
High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.
Initial public offerings (IPOs) risk. IPO share prices are frequently volatile and may significantly impact fund performance.
Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments.
Operational and cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund’s securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.
Preferred stock risk. Preferred stock generally ranks senior to common stock with respect to dividends and liquidation but ranks junior to debt securities. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock may be subject to optional or mandatory redemption provisions.
Real estate investment trust (REIT) risk. REITs, pooled investment vehicles that typically invest in real estate directly or in loans collateralized by real estate, carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.
Real estate securities risk. Securities of companies in the real estate industry carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.
Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.
Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.
Warrants risk. The prices of warrants may not precisely reflect the prices of their underlying securities. Warrant holders do not receive dividends or have voting or credit rights. A warrant ceases to have value if not exercised prior to its expiration date.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291 (Class A), Monday to Thursday, 8:00 A.M.—7:00 P.M., and Friday, 8:00 A.M.—6:00 P.M., Eastern time, or 888-972-8696 (Class I and Class R6) between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.
A note on performance
Class A and Class I shares commenced operations on December 20, 2013. Class A shares ceased operations between March 10, 2016 and August 30, 2017. Returns shown while Class A shares were not offered are those of Class I shares that include Class A sales charges. Class R6 shares commenced operations on August 30, 2017. Returns shown prior to Class R6 shares’ commencement date are those of Class A shares, except that they do not include sales charges and would be lower if they did. Returns for Class A, Class I, and Class R6 shares would have been substantially similar because each share class is invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different. To the extent expenses of a class would have been higher than expenses of Class A or Class I shares (as applicable) for the periods shown, performance would have been lower.
Please note that after-tax returns (shown for Class A shares only) reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan. After-tax returns for other share classes would vary.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	calling 800-225-5291 (Class A), Monday to Thursday, 8:00 A.M.—7:00 P.M., and Friday, 8:00 A.M.—6:00 P.M., Eastern time, or 888-972-8696 (Class I and Class R6) between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns (%)—Class A (sales charges are not reflected in the bar chart and returns would have been lower if they were)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	sales charges are not reflected in the bar chart and returns would have been lower if they were
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Please note that after-tax returns (shown for Class A shares only) reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Please note that after-tax returns (shown for Class A shares only)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2020, Q4, 27.26% Worst quarter: 2020, Q1, -26.37%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/21
(John Hancock Small Cap Core Fund - Classes A, I and R6) | (John Hancock Small Cap Core Fund) | Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	14.82%
5 Years	rr_AverageAnnualReturnYear05	12.02%
Since inception (12/20/13)	rr_AverageAnnualReturnSinceInception	10.44%
(John Hancock Small Cap Core Fund - Classes A, I and R6) | (John Hancock Small Cap Core Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge (as a percentage)	rr_MaximumCumulativeSalesChargeOverOther	5.00%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Shareholder Fee, Other	rr_ShareholderFeeOther	$ 20
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.83%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.23%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 619
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	873
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,146
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,924
Annual Return 2014	rr_AnnualReturn2014	(1.11%)
Annual Return 2015	rr_AnnualReturn2015	(1.71%)
Annual Return 2016	rr_AnnualReturn2016	27.04%
Annual Return 2017	rr_AnnualReturn2017	16.07%
Annual Return 2018	rr_AnnualReturn2018	(18.36%)
Annual Return 2019	rr_AnnualReturn2019	26.53%
Annual Return 2020	rr_AnnualReturn2020	25.62%
Annual Return 2021	rr_AnnualReturn2021	23.71%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter: 2020, Q4, 27.26%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.26%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter: 2020, Q1, -26.37%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.37%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
1 Year	rr_AverageAnnualReturnYear01	17.51%
5 Years	rr_AverageAnnualReturnYear05	12.10%
Since inception (12/20/13)	rr_AverageAnnualReturnSinceInception	10.50%
(John Hancock Small Cap Core Fund - Classes A, I and R6) | (John Hancock Small Cap Core Fund) | Class A | after tax on distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	13.96%
5 Years	rr_AverageAnnualReturnYear05	10.38%
Since inception (12/20/13)	rr_AverageAnnualReturnSinceInception	9.23%
(John Hancock Small Cap Core Fund - Classes A, I and R6) | (John Hancock Small Cap Core Fund) | Class A | after tax on distributions, with sale
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	15.84%
5 Years	rr_AverageAnnualReturnYear05	10.09%
Since inception (12/20/13)	rr_AverageAnnualReturnSinceInception	8.70%
(John Hancock Small Cap Core Fund - Classes A, I and R6) | (John Hancock Small Cap Core Fund) | Class I
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge (as a percentage)	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.83%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.98%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 100
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	314
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	546
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,212
1 Year	rr_AverageAnnualReturnYear01	24.00%
5 Years	rr_AverageAnnualReturnYear05	13.47%
Since inception (12/20/13)	rr_AverageAnnualReturnSinceInception	11.43%
(John Hancock Small Cap Core Fund - Classes A, I and R6) | (John Hancock Small Cap Core Fund) | Class R6
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge (as a percentage)	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.83%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.89%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.88%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 90
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	283
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	492
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,095
1 Year	rr_AverageAnnualReturnYear01	24.14%
5 Years	rr_AverageAnnualReturnYear05	13.60%
Since inception (12/20/13)	rr_AverageAnnualReturnSinceInception	11.42%

[1]
1	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.